Schedule of Consulting Agreement with Related Parties (Details) - 12 months ended Dec. 31, 2024	USD ($)	CAD ($)
T. M. Williams Executive Chairman [Member] | T.M. Williams (ROW), Inc. [Member]
Management consulting agreements, annual amount	$ 164,800
H. W. Bromley Chief Financial Officer [Member] | Bromley Accounting Services Ltd. [Member]
Management consulting agreements, annual amount		$ 221,450
T. H. Williams Vice President Product [Member] | Farcast Operations Inc. [Member]
Management consulting agreements, annual amount		$ 247,200